3. Loans, Allowance for Loan Losses and Credit Quality (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2013 integer	Dec. 31, 2012 integer
Number of Contracts modified as TDRs	5	5
Pre-Modification Outstanding Recorded Investment	$ 344,831	$ 1,230,886
Post- Modification Outstanding Recorded Investment	353,691	1,236,233
Residential real estate - 1st lien
Number of Contracts modified as TDRs	4	3
Pre-Modification Outstanding Recorded Investment	321,406	200,241
Post- Modification Outstanding Recorded Investment	330,266	205,588
Residential Real Estate Jr Lien
Number of Contracts modified as TDRs	1
Pre-Modification Outstanding Recorded Investment	23,425
Post- Modification Outstanding Recorded Investment	23,425
Commercial Real Estate
Number of Contracts modified as TDRs		2
Pre-Modification Outstanding Recorded Investment		1,030,645
Post- Modification Outstanding Recorded Investment		$ 1,030,645